GOODWILL AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are comprised of the following:

  March 31, 2021

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	$(233,418)	$704,582	3-10
Developed Technology	4,595,600	(1,744,631)	2,850,969	9
Film Library	957,000	(195,150)	761,850	11
Trademarks and Tradenames	132,000	(29,633)	102,367	12
Favorable leases	95,000	(59,360)	35,640	3
Other	76,798	(1,920)	74,129	10
	6,794,398	(2,264,112)	4,529,537

Goodwill	$768,091	$—	$768,091

Amortization expense was $184,655 and $182,735 for the three months ended March 31, 2021 and 2020, respectively.

December 31, 2020

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	(207,771)	$730,229	3-10
Developed Technology	4,595,600	(1,616,975)	2,978,625	9
Film Library	957,000	(177,100)	779,900	11
Trademarks and Tradenames	132,000	(26,731)	105,269	12
Favorable leases	95,000	(50,880)	44,120	3
Other	76,798	---	76,798
Total intangible assets, net	$6,794,398	(2,079,457)	$4,714,941

Goodwill	$768,091	—	$768,091	—

Remaining amortization of the intangible assets is as following for the next five years and beyond:

2021	$572,479
2022	730,059
2023	719,859
2024	719,859
2025	719,859
Thereafter	1,067,422
$4,529,537

Goodwill and intangible assets are comprised of the following:

December 31, 2020

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	(207,771)	$730,229	3-10
Developed Technology	4,595,600	(1,616,975)	2,978,625	9
Film Library	957,000	(177,100)	779,900	11
Trademarks and Tradenames	132,000	(26,731)	105,269	12
Favorable leases	95,000	(50,880)	44,120	3
Other	76,798	---	76,798
	$6,794,398	(2,079,457)	$4,714,941

Goodwill	$768,091	—	$768,091	—

Amortization expense was $730,940 and $548,205 for the year ended December 31, 2020 and 2019, respectively.

December 31, 2019

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,197,200	(364,383)	$832,817	3-10
Developed Technology	4,595,600	(1,106,351)	3,489,249	9
Film Library	957,000	(104,900)	852,100	11
Trademarks and Tradenames	132,000	(15,123)	116,877	12
Favorable leases	95,000	(16,960)	78,040	3
	$6,976,800	(2,707,717)	$5,369,083

Goodwill	$1,050,366	—	$1,050,366	—

Amortization expense was $730,940 and $868,622 for year ended December 31, 2020 and 2019, respectively. Increases from the prior year are from the acquisition of the SpeedConnect assets. See more details on this acquisition in Note 2 to these consolidated financial statements. During the year ended December 31, 2019, the Company’s evaluation of goodwill and intangible assets resulted in impairments for Copperhead Digital to goodwill of $70,995 and for developed technology of $600,000 resulting in impairment expense of $70,995 and $272,213, respectively. During this same period an impairment of the developed technology intangible of $910,000 for the Lion Phone resulted in impairment expense of $606,664. There was no impairment considered necessary as of December 31, 2020 for intangibles. There was, however, impairment expense of $853,366 for Blue Collar to Goodwill during the year ended December 31, 2020.

Remaining amortization of the intangible assets is as following for the next five years and beyond:

2021	$753,779
2022	730,059
2023	719,859
2024	719,859
2025	719,859
Thereafter	1,071,526
$4,714,941